Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Valuation allowance	$ 40,593	$ 40,806
Unrecognized tax benefits	4,244	3,673	$ 5,207
Reasonably possible decrease in unrecognized tax benefits in next 12 months	(1,800)
Payment of interest accrued	300	100
Gross deferred tax assets	337,609	393,448
Gross deferred tax liabilities	97,403	93,323
Deferred Tax Assets Net	297,016	352,642
Reasonably possible decrease in unrecognized tax benefits in furture periods	(400)
Interest and penalties	200	(800)
State | Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Deferred Tax Assets Net	$ 19,400
Federal
Valuation Allowance [Line Items]
Operating Loss Carryforwards Expiration Date	Dec. 31, 2027
Federal | Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Deferred Tax Assets Net	$ 124,700
Federal | Capital Loss Carryforward [Member] | Tax Year 2012 [Member]
Valuation Allowance [Line Items]
Valuation allowance	$ 40,400	$ 40,500